CONCESSION ARRANGEMENTS RIGHTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Schedule of balance of assets in concession arrangements

The following is the balance of the assets in concession arrangements registered in the Group as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
Financial assets at fair value	Ps.	3,830,916	Ps.	3,507,231
Financial asset at amortized cost net (1)		13,981,904		12,645,785
Total financial assets in concession arrangements rights (2)	Ps.	17,812,820	Ps.	16,153,016
Intangible assets		13,557,267		13,242,706
Total assets in concession arrangements rights	Ps	31,370,087	Ps.	29,395,722
(1)	As of December 31, 2023 and 2022, the balance of the financial asset at amortized cost includes an impairment expense of Ps. (223); Ps. (1,220) and Ps. (3,050) respectively, see note 16.1.
(2)	See note 12.1, “Contract assets”.

Schedule of changes in financial assets in concession arrangements

	Gas and Energy						Infrastructure
	At fair value		At amortized cost		Total		At amortized cost		Total
Balance as of January 1, 2021	Ps.	2,958,385	Ps.	—	Ps.	2,958,385	Ps.	6,769,123	Ps.	9,727,508
Additions or new concession arrangements (1)		—		—		—		2,613,987		2,613,987
Collections during the year		—		—		—		(273,665)		(273,665)
Adjustment to fair value		270,095		—		270,095		—		270,095
Accrued interest		—		—		—		746,657		746,657
Impairment expense		—		—		—		(3,050)		(3,050)
Balance as of December 31, 2021	Ps.	3,228,480	Ps.	—	Ps.	3,228,480	Ps.	9,853,052	Ps.	13,081,532
Additions or new concession arrangements (1)		—		4,575		4,575		1,690,450		1,695,025
Collections during the year		—		—		—		(732,647)		(732,647)
Adjustment to fair value		278,751		—		278,751		—		278,751
Accrued interest		—		—		—		1,831,326		1,831,326
Impairment expense		—		—		—		(1,220)		(1,220)
Effect of movements in exchange rates		—		249		249		—		249
Balance as of December 31, 2022	Ps.	3,507,231	Ps.	4,824	Ps.	3,512,055	Ps.	12,640,961	Ps.	16,153,016
Additions or new concession arrangements (1)		—		118,109		118,109		877,884		995,993
Collections during the year		—		—		—		(1,144,396)		(1,144,396)
Adjustment to fair value		323,685		—		323,685		—		323,685
Accrued interest		—		—		—		1,493,115		1,493,115
Impairment expense		—		—		—		(223)		(223)
Effect of movements in exchange rates		—		(8,370)		(8,370)		—		(8,370)
Balance as of December 31, 2023	Ps.	3,830,916	Ps.	114,563	Ps.	3,945,479	Ps.	13,867,341	Ps.	17,812,820
(1)	Includes work progress on the Covioriente and Covipacífico concessions; as of December 31, 2023 Ps. 715,573 and Ps. 130,105 respectively; as of December 31, 2022 Ps. 1,043,138 and Ps. 621,988 respectively and as of December 31, 2021 Ps. 1,264,543 and Ps. 1,306,580 respectively.

Schedule of movements of the main concession arrangements under intangible assets

The following table shows the movements of the main concession arrangements in Grupo Aval’s subsidiaries under intangible assets during years ended at December 31, 2023, 2022 and 2021:

Cost	Gas and energy		Infrastructure		Total
Balance as of January 1, 2021	Ps.	4,654,890	Ps.	5,495,855	Ps.	10,150,745
Additions (1)		982,508		922,203		1,904,711
Reclassification to / from PPE		20,301		—		20,301
Transfer to non-current assets held for sale		2,516		—		2,516
Withdrawals		(5,104)		—		(5,104)
Effect of movements in exchange rates		238,721		—		238,721
Balance as of December 31, 2021	Ps.	5,893,832	Ps.	6,418,058	Ps.	12,311,890
Additions (1)		809,085		1,103,283		1,912,368
Reclassification to / from PPE		113		—		113
Withdrawals		(11,724)		—		(11,724)
Effect of movements in exchange rates		547,529		—		547,529
Balance as of December 31, 2022	Ps.	7,238,835	Ps.	7,521,341	Ps.	14,760,176
Additions (1)		588,454		714,489		1,302,943
Reclassification to / from PPE		229		4,041		4,270
Withdrawals		(6,489)		—		(6,489)
Effect of movements in exchange rates		(712,856)		—		(712,856)
Balance as of December 31, 2023	Ps.	7,108,173	Ps.	8,239,871	Ps.	15,348,044

Accumulated Amortization	Gas and energy		Infrastructure		Total
Balance as of January 1, 2021	Ps.	(821,017)	Ps.	(136,926)	Ps.	(957,943)
Amortization of the year		(222,894)		(9,921)		(232,815)
Reclassification to / from PPE		45		—		45
Withdrawals		1,236		—		1,236
Effect of movements in exchange rates		(12,895)		—		(12,895)
Balance as of December 31, 2021	Ps.	(1,055,525)	Ps.	(146,847)	Ps.	(1,202,372)
Amortization of the year		(253,692)		(19,016)		(272,708)
Withdrawals		835		—		835
Effect of movements in exchange rates		(30,801)		—		(30,801)
Balance as of December 31, 2022	Ps.	(1,339,183)	Ps.	(165,863)	Ps.	(1,505,046)
Amortization of the year		(277,702)		(39,385)		(317,087)
Reclassification to / from PPE		—		(2,184)		(2,184)
Withdrawals		289		—		289
Effect of movements in exchange rates		41,062		—		41,062
Balance as of December 31, 2023	Ps.	(1,575,534)	Ps.	(207,432)	Ps.	(1,782,966)

Impairment loss	Gas and energy		Infrastructure		Total
Balance as of January 1, 2021	Ps.	(2,296)	Ps.	(2,942)	Ps.	(5,238)
Period impairment charge		(4,850)		(1,314)		(6,164)
Balance as of December 31, 2021	Ps.	(7,146)	Ps.	(4,256)	Ps.	(11,402)
Period impairment charge		(665)		(357)		(1,022)
Balance as of December 31, 2022	Ps.	(7,811)	Ps.	(4,613)	Ps.	(12,424)
Period impairment charge		—		4,613		4,613
Balance as of December 31, 2023	Ps.	(7,811)	Ps.	—	Ps.	(7,811)

Total Intangible Assets	Gas and energy		Infrastructure		Total
Balance as of January 1, 2021	Ps.	3,831,577	Ps.	5,355,987	Ps.	9,187,564
Cost		1,238,942		922,203		2,161,145
Amortization		(234,508)		(9,921)		(244,429)
Impairment loss		(4,850)		(1,314)		(6,164)
Balance as of December 31, 2021 (2)	Ps.	4,831,161	Ps.	6,266,955	Ps.	11,098,116
Cost		1,345,003		1,103,283		2,448,286
Amortization		(283,658)		(19,016)		(302,674)
Impairment loss		(665)		(357)		(1,022)
Balance as of December 31, 2022 (2)	Ps.	5,891,841	Ps.	7,350,865	Ps.	13,242,706
Cost		(130,662)		718,530		587,868
Amortization		(236,351)		(41,569)		(277,920)
Impairment loss		—		4,613		4,613
Balance as of December 31, 2023 (2)	Ps.	5,524,828	Ps.	8,032,439	Ps.	13,557,267
(1)	Gas and Energy, includes borrowing costs capitalized for Ps. 31,672 as of December 31, 2023; Ps. 26,134 as of December 31, 2022 and Ps. 13,856 as of December 31, 2021 with a capitalized interest rate (weighted average) of 12.17%, 8.98% and 5.39% respectively.
(2)	Includes intangible assets derived from concession contracts in construction phase for Infrastructure and Gas and Energy by Ps. 7,833,886 and Ps. 130,936 as of December 31, 2023 respectively; Ps. 7,136,073 and Ps. 193,627 as of December 31, 2022 respectively; and Ps. 6,266,955 and Ps. 669,540 as of December 31, 2021 respectively.

Schedule of main concession contracts granted

The following is a summary of the main concession contracts granted to Grupo Aval’s subsidiaries as of December 31, 2023:

						Year of
Concession					Contract	construction	% progress	Concession
Owner	Recognition	Business and country	Objective	Current stage	date	start	of construction	end date
Gas and Energy
Surtigas S.A. E.S.P.	Fair value / Intangible assets	Gas and Energy Colombia	Purchase, storage, packaging and distribution of gases derived from hydrocarbons.	Operation	03/1984 to 04/1994	1984	100%	2034 to 2045
Transmetano E.S.P. S.A.	Fair value / Intangible assets	Gas and Energy Colombia	Construction, operation and maintenance of gas transportation systems.	Operation	08/1994	1996	100%	2044
Promigas S.A. E.S.P.	Fair value / Intangible assets	Gas and Energy Colombia	Purchase, sale, transportation, distribution, exploitation and exploration of natural gas, oil and hydrocarbons in general.	Operation	05/1976 to 11/1994	1976	100%	2026 to 2044
Promioriente S.A. E.S.P.	Fair value / Intangible assets	Gas and Energy Colombia	Construction, operation and maintenance of gas pipelines.	Operation	09/1995	1995	100%	2045
Gases de Occidente S.A. E.S.P.	Fair value / Intangible assets	Gas and Energy Colombia	Transportation and distribution of liquefied petroleum gas and natural gas.	Operation	08/1998	1998	100%	2047
Compañía Energética de Occidente S.A. E.S.P. (1)	Intangible assets	Gas and Energy Colombia	Administrative, operational, technical and commercial management for the provision of electrical energy.	Operation and maintenance	01/2010	2010	100%	2035
Sociedad Portuaria El Cayao S.A. E.S.P.	Intangible assets	Gas and Energy Colombia	Construction, maintenance and administration of ports.	Operation	07/2015	2015	100%	2035
Gases del Pacífico S.A.C.	Amortized cost / Intangible assets	Gas and Energy Perú	Purchase, sale, production, commercialization of energy in any of its forms.	Operation	10/2013	2015	100%	2034
Gases del Norte del Perú S.A.C.	Amortized cost / Intangible assets	Gas and Energy Perú	Construction and distribution service of natural gas.	Construction and Operation	11/2019	2020	85.84%	2051
Infrastructure
Proyectos de Infraestructura S.A.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1993	1994	100%	2033
Concesiones CCFC S.A.S.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	06/1995	2001	100%	2024
Concesionaria Panamericana S.A.S.	Amortized cost / Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1997	2009	100%	2035

						Year of
Concession					Contract	construction	% progress	Concession
Owner	Recognition	Business and country	Objective	Current stage	date	start	of construction	end date
Concesionaria Vial del Pacífico S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	09/2014	2018	95.93%	2043
Concesionaria Nueva Vía del Mar S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Preconstruction	01/2015	2024	4.11%	2044
Concesionaria Vial Andina S.A.S.	Intangible assets	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	06/2015	2016	100%	2054
Concesionaria Vial Del Oriente S.A.S.	Amortized cost	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	07/2015	2018	92.41%	2043

(1)    The concession has an investment commitment for the expansion, replacement and improvement of the infrastructure which as of December 2023 has an advance of 54.33%.